NYSE Euronext

Received SEC
JUN 29 2011
Washington, DC 20549

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

11007822

June 29, 2011

CENTARCA
001-11758

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Morgan Stanley
CIK: 0000895421
SEC File No.: 001-11758
Form Type: 8-A12B
Filing Date: 6/28/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Global Medium-Term Notes, Series F, Morgan Stanley S&P 500 Crude Oil Linked ETNs

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,